Stock Award Plans	12 Months Ended
Sep. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Award Plans
STOCK AWARD PLANS

The Company's stock based compensation plan ("2011 Incentive Plan") provides for grants of stock options and restricted stock. Stockholders authorized 5,000,000 shares of common stock to be reserved pursuant to the 2011 Incentive Plan and 3,113,050 shares remain available for issuance as of September 30, 2017.

When applicable, stock options are granted with an exercise price equal to the market price of the Company's stock at the date of grant; those option awards generally vest based on five years of continuous service and have 10-year contractual terms. The Company's policy is to issue new shares upon option exercises. The fair value of stock options granted is estimated on the date of grant using the Black-Scholes option-pricing model. Additionally, there may be other factors that would otherwise have a significant effect on the value of employee stock options granted but are not considered by the model. Expected volatility is based on the historical volatility of the Company's stock. The risk-free interest rate is based on the U.S. Treasury yield curve that is in effect at the time of grant with a remaining term equal to the options' expected life. The expected term represents the period of time that options granted are expected to be outstanding.

Stock Option Awards:

There were no stock options granted under the 2011 Incentive Plan during 2017, 2016 and 2015.

A summary of stock option activity and changes during the year are as follows.

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (In thousands)
Outstanding at September 30, 2016	459,443	$21.47	2	$2,392
Exercised	(311,168)	22.83
Forfeited	(25,745)	18.61
Outstanding at September 30, 2017	122,530	$18.64	2	$1,839
Exercisable at September 30, 2017	122,530	$18.64	2	$1,839

The table below presents other information regarding stock options.

Year ended September 30,	2017	2016	2015
	(In thousands, except fair value of options granted)
Compensation cost for stock options	$—	$89	$232
Weighted average grant date fair value per stock option	3.06	2.73	2.96
Total intrinsic value of options exercised	2,605	1,651	831
Grant date fair value of options exercised	1,328	1,422	368
Cash received from option exercises	7,238	9,283	2,070

The following is a summary of activity related to unvested stock options.

Year ended September 30,	2017		2016		2015
Non-vested Stock Options	Options Outstanding	Weighted Average Grant Date Fair Value	Options Outstanding	Weighted Average Grant Date Fair Value	Options Outstanding	Weighted Average Grant Date Fair Value
Outstanding at beginning of period	—	$—	69,287	$3.85	145,795	$3.87
Vested	—	—	(62,227)	3.91	(61,018)	3.88
Forfeited	—	—	(7,060)	3.89	(15,490)	3.90
Outstanding at end of period	—	$—	—	$—	69,287	$3.85

As of September 30, 2017, there was no remaining unrecognized compensation cost for stock options.

Restricted Stock Awards:

The Company grants shares of restricted stock pursuant to the 2011 Incentive Plan. The restricted stock grants are subject to a service condition and vest over a period of one to seven years.

Certain grants of restricted stock to executive officers are also subject to additional performance conditions based upon meeting certain total shareholder return targets pre-established by the Board. The Company had a total of 466,681 shares of restricted stock outstanding as of September 30, 2017, with a fair market value at the date of grant of $8,661,599.

The following table summarizes information about unvested restricted stock activity.

Year ended September 30,	2017		2016		2015
Non-vested Restricted Stock	Outstanding	Weighted Average Fair Value	Outstanding	Weighted Average Fair Value	Outstanding	Weighted Average Fair Value
Outstanding at beginning of period	490,363	$16.00	521,302	$15.03	515,845	$14.10
Granted	238,450	18.89	229,450	$17.20	301,750	14.26
Vested	(116,878)	20.95	(165,965)	15.96	(223,043)	13.24
Forfeited	(145,254)	8.56	(94,424)	13.64	(73,250)	10.72
Outstanding at end of period	466,681	$18.56	490,363	$16.00	521,302	$15.03

Compensation expense related to restricted stock awards was $3,658,539, $3,357,108, and $3,271,564 for the years ended 2017, 2016 and 2015, respectively.